Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 9,678,435	$ 8,945,541
Less: accumulated depreciation	(4,554,003)	(4,287,474)
Total property, plant and equipment, net	5,124,432	4,658,067
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	2,649,902	2,617,084
Construction in process [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	702,746	1,222,508
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	4,505,039	3,571,768
Furniture and fixture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	793,664	680,159
Computers and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	146,161	137,276
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 880,923	$ 716,746